NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Nature Of Business And Going Concern
Net loss	$ 9,638,843	$ 10,560,705	$ 42,992,724	$ 52,093,659
Accumulated deficit	$ 139,201,468		$ 129,562,625	$ 86,569,901